EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

NOTE 11 - EMPLOYEE BENEFITS

Retirement Plan

The Bank maintains a section 401(k) employee savings and investment plan for substantially all employees and officers of the Bank. The Bank’s contribution to the plan is based on 100 percent matching of voluntary contributions up to 3 percent and 50 percent matching on the next 2 percent of individual compensation. Additionally, the Bank may contribute a discretionary amount each year. For each of the years of 2012, 2011 and 2010, the Board of Directors authorized an additional 3 percent, 1 percent and 1 percent, respectively, of each eligible employee’s compensation. Employee contributions are vested at all times, and Bank contributions are fully vested after five years. Contributions for 2012, 2011 and 2010 to this plan amounted to $341, $221 and $212 thousand, respectively.

Supplemental Retirement Plan

The Bank maintains a Salary Continuation Plan for the certain officers of the Bank to provide guaranteed consecutive postretirement payments totaling a predetermined amount over a ten or fifteen year period. Expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $176, $169 and $162 thousand, respectively, and are included as a component of salaries and employee benefits.

Stock Compensation Plans

The Company maintains stock compensation plans for key officers and non-employee directors.

In 2000, the Company approved two plans, a stock incentive plan for key officers and other employees of the Company and the Bank and a stock option plan to grant nonqualified stock options to nonemployee directors of the Company. These plans have expired for purposes of granting new options, however, there are still 26,914 fully vested options outstanding from these plans which will expire in future periods.

On April 22, 2010 the Company adopted the 2010 Equity Incentive Plan (the “Plan”). A total of 125,000 shares of either authorized and unissued shares or authorized shares issued by and subsequently reacquired by the Company shall be issuable under the Plan. The Plan shall terminate on the day preceding the tenth anniversary of the date of shareholder ratification. These awards may be made as incentive stock options, non-qualified stock options or restricted stock grants. Restrictions placed on awards are: 1) a maximum of 25%, or 31,250, of the shares may be issued to directors and 2) up to 25%, or 31,250, of the shares in the Plan may be awarded as restricted stock. Options are granted at no less than the fair value of the Company’s common stock on the date of grant.

There were no options granted in 2012.

During 2011, the Board of Directors granted compensation to officers and directors from the Plan as follows:

	Number of	Exercise
	shares	price

Stock options:
Incentive	52,900	$35.00
Non-qualified	21,600	$35.00
Restricted	24,460	$-

Remaining shares available in Plan	26,040

Stock options and restricted stock granted to directors vest over two years. Stock options and restricted stock granted to officers vest over five years. All stock options expire ten years after the grant. The weighted average period over which these expenses will be recognized is approximately five years for employees and two years for directors.

In accordance with GAAP, the Company began to expense the fair value of all share-based compensation over the requisite service periods. The fair value of both stock options and restricted stock are expensed on a straight-line basis. The Company classifies share-based compensation for employees within “salaries and employee benefits” and for directors within “other expense” on the Consolidated Statement of Income. Additionally, GAAP require the Company to report: 1) the expense associated with the grants as an adjustment to operating cash flows and 2) any benefits of realized tax deductions in excess of previously recognized tax benefits on compensation expense as a financing cash flow.

The estimated fair value of stock options granted in 2011 was calculated using the Black-Sholes pricing model at $2.91 per share using the following weighted assumptions:

Dividend yield	4.4%
Expected volatility	17.44%
Interest rate	1.27%
Expected life of options	6.6	years

As of December 31, the following was expensed as compensation expense relating to share-based compensation (in thousands):

	2012
	Directors	Officers	Total

Stock options	$31	$31	$62
Restricted stock	$122	$121	$243

	2011
	Directors	Officers	Total

Stock options	$11	$10	$21
Restricted stock	$40	$41	$81

There was no shared-based compensation expense in 2010.

A tax benefit of $77 thousand and $5 thousand was recognized in 2012 and 2011, respectively. There was no such tax benefit in 2010.

As of December 31, the following is unrecognized compensation expense (in thousands):

	2012
	Directors	Officers	Total

Stock options	$21	$112	$133
Restricted stock	$81	$451	$532

	2011
	Directors	Officers	Total

Stock options	$52	$143	$195
Restricted stock	$203	$572	$775

There was no unrecognized compensation expense in 2010.

A summary of the Company’s stock award activity for year ended December 31 is as follows:

		Weighted-
		Average
		Exercise
	2012	Price

Stock options:
Outstanding, beginning of year	101,414	$35.06
Granted	-	-
Exercised	(2,700)	35.00
Forfeited	(850)	35.00

Outstanding, end of year	97,864	$35.06

Exercisable at year-end	45,424	$35.14

Restricted stock awards:
Nonvested, beginning of year	24,460	$35.00
Granted	-	-
Vested	(6,920)	35.00
Forfeited	(300)	35.00

Nonvested, end of year	17,240	$35.00

The following table summarizes characteristics of stock options outstanding at December 31, 2012:

	Outstanding			Exercisable
		Average	Average		Average
Exercise		Remaining	Exercise		Exercise
Price	Shares	Life	Price	Shares	Price

$32.55	2,000	.85	$32.55	2,000	$32.55
$34.00	6,284	2.96	$34.00	6,284	$34.00
$35.00	70,950	8.73	$35.00	18,510	$35.00
$35.95	18,630	2.73	$35.95	18,630	$35.95

Total	97,864		Total	45,424